GOODWILL AND INTANGIBLES (Details) - USD ($) $ in Millions				12 Months Ended
		Mar. 29, 2019	Jun. 16, 2014	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning Balance	[1]			$ 449.5
Ending Balance				399.8	$ 449.5	[1]
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning Balance				481.3	506.7
Reclassification to assets held for sale					(25.4)
Ending Balance					481.3
Accumulated depreciation
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning Balance				31.8	25.7
Amortization				(4.7)	(6.1)
Impairment (Note 12)				(45.0)
Ending Balance				81.5	31.8
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning Balance				403.7
Ending Balance				358.7	403.7
Goodwill | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning Balance				403.7	427.7
Reclassification to assets held for sale					(24.0)
Ending Balance					403.7
Goodwill | Accumulated depreciation
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning Balance				0.0	0.0
Amortization				0.0	0.0
Impairment (Note 12)				(45.0)
Ending Balance				45.0	0.0
Other intangible assets
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning Balance				45.8
Ending Balance				41.1	45.8
Other intangible assets | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning Balance				77.6	79.0
Reclassification to assets held for sale					(1.4)
Ending Balance					77.6
Other intangible assets | Accumulated depreciation
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning Balance				31.8	25.7
Amortization				(4.7)	(6.1)
Impairment (Note 12)				0.0
Ending Balance				$ 36.5	$ 31.8
Canadian Malartic
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Proportion of ownership interest in joint operation		50.00%	50.00%	50.00%	50.00%
Osisko Mining Corporation | Goodwill | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Ending Balance			$ 427.7

[1]	The Company has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated except for certain hedging requirements. Refer to Note 5: Recent Accounting Pronouncements.